UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenwood Gearhart Inc.
Address:  Post Office Box 4278
      	  Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, November 12, 2010
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Express               COM              025816109     2613    62173 SH       Sole                    59533              2640
Aon                            COM              037389103     1553    39710 SH       Sole                    38005              1705
Avon                           COM              054303102     2264    70515 SH       Sole                    67805              2710
BNY Mellon                     COM              064058100     1630    62365 SH       Sole                    59595              2770
Bank of America                COM              060505104      970    74049 SH       Sole                    71464              2585
Bed, Bath & Beyond             COM              075896100     1692    38975 SH       Sole                    38010               965
Boeing Company                 COM              097023105     2829    42517 SH       Sole                    40767              1750
Caterpillar, Inc               COM              149123101     3597    45715 SH       Sole                    44505              1210
Chevron                        COM              166764100     3380    41708 SH       Sole                    40008              1700
Cisco Systems                  COM              17275R102     2337   106735 SH       Sole                   103765              2970
Citigroup Inc                  COM              172967101      642   164241 SH       Sole                   158576              5665
Coca-Cola                      COM              191216100     2107    35999 SH       Sole                    34629              1370
Darden Restaurants             COM              237194105     1413    33035 SH       Sole                    31975              1060
Diageo Plc ADR                 COM              25243q205     1635    23696 SH       Sole                    22681              1015
Disney, (Walt) Co              COM              254687106     3022    91293 SH       Sole                    88143              3150
DuPont deNemours               COM              263534109     2827    63360 SH       Sole                    61010              2350
Ebay Inc                       COM              278642103      877    35950 SH       Sole                    35400               550
Exxon Mobil Corp               COM              30231G102     3271    52931 SH       Sole                    50911              2020
FedEx Corp                     COM              31428X106     3100    36255 SH       Sole                    34925              1330
Fluor Corporation              COM              343412102     1685    34024 SH       Sole                    32634              1390
General Electric               COM              369604103     3053   187854 SH       Sole                   180940              6914
Goodyear Tire                  COM              382550101     1028    95600 SH       Sole                    92995              2605
Guggen. BRIC ETF               COM              18383m100     1084    24245 SH       Sole                    23565               680
Home Depot                     COM              437076102     2416    76278 SH       Sole                    73708              2570
Honda Motor Co ADR             COM              438128308     1369    38455 SH       Sole                    37320              1135
Int'l Business Mach            COM              459200101     2336    17418 SH       Sole                    16838               580
Intel Corp                     COM              458140100     2282   118875 SH       Sole                   113710              5165
International Paper            COM              460146103     1477    67910 SH       Sole                    66205              1705
Internet Capital Group Inc     COM              46059c205      121    11000 SH       Sole                    11000
J.B. Hunt                      COM              445658107     1212    34916 SH       Sole                    34916
JP Morgan Chase                COM              46625H100     2635    69223 SH       Sole                    67148              2075
Johnson & Johnson              COM              478160104     2987    48204 SH       Sole                    46034              2170
L-3 Communications             COM              502424104     1554    21500 SH       Sole                    20625               875
Lowe's                         COM              548661107     2371   106357 SH       Sole                   103002              3355
McDonalds Corp                 COM              580135101     2310    31004 SH       Sole                    29854              1150
Microsoft                      COM              594918104     2077    84792 SH       Sole                    81342              3450
Morgan Stanley                 COM              617446448     1109    44950 SH       Sole                    43750              1200
Nokia ADR                      COM              654902204      998    99534 SH       Sole                    96144              3390
Novartis AG ADR                COM              66987V109     1982    34360 SH       Sole                    32830              1530
P'Shr Gldn Drgn ETF            COM              73935x401     1041    39640 SH       Sole                    38740               900
Pfizer Inc                     COM              717081103     2245   130726 SH       Sole                   127151              3575
Procter & Gamble               COM              742718109     2305    38444 SH       Sole                    36739              1705
Raytheon Company               COM              755111507     1806    39510 SH       Sole                    37945              1565
Royal Dutch Shl ADR            COM              780259206     2199    36461 SH       Sole                    35356              1105
Royal Phil Elec ADR            COM              500472303     3293   105149 SH       Sole                   101342              3807
SAP AG ADR                     COM              803054204     1756    35620 SH       Sole                    34745               875
Spirit Aerosystems             COM              848574109     1439    72220 SH       Sole                    70340              1880
Stanley Blk & Decker           COM              854502101     2713    44272 SH       Sole                    42766              1506
Stryker Corp                   COM              863667101     2009    40135 SH       Sole                    38635              1500
Terex Corp.                    COM              880779103      580    25295 SH       Sole                    24690               605
Time Warner Inc                COM              887317303      407    13279 SH       Sole                    12252              1027
Toyota Motor ADR               COM              892331307     1292    18050 SH       Sole                    17325               725
Tyson Foods Cl A               COM              902494103     1653   103175 SH       Sole                   100675              2500
Unilever ADR                   COM              904784709     1927    64477 SH       Sole                    62567              1910
United Technologies            COM              913017109     3736    52449 SH       Sole                    50594              1855
Valero Energy Corp.            COM              91913y100     1535    87660 SH       Sole                    84225              3435
Wal-Mart Stores                COM              931142103     3623    67690 SH       Sole                    65470              2220
Yum! Brands, Inc               COM              988498101     2025    43960 SH       Sole                    42245              1715
Zimmer Inc.                    COM              98956p102     1673    31975 SH       Sole                    31165               810